Other Liabilities, Provisions and Commitments	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Other Liabilities, Provisions and Commitments	Other Liabilities, Provisions and Commitments
25.1 Other current financial liabilities

	2022	2021
Sundry creditors	Ps. 977	Ps. 657
Derivative financial instruments	459	84
Total	Ps. 1,436	Ps. 741
25.2 Provisions and other non-current liabilities

	2022	2021
Provisions	Ps. 3,887	Ps. 4,150
Taxes payable	38	53
Other (1)	2,015	2,007
Total	Ps. 5,940	Ps. 6,210
(1) Includes liabilities payable to the former shareholders.

25.3 Other non-current financial liabilities

	2022	2021
Derivative financial instruments	Ps. 3,168	Ps. 9
Security deposits	695	499
Total	Ps. 3,863	Ps. 508
25.4 Provisions recorded in the consolidated statement of financial position
The Company has various loss contingencies and has recorded reserves as other liabilities for those legal proceedings for which it believes an unfavorable resolution is probable and the amount can be reasonably estimated. The following table presents the nature and amount of the loss contingencies recorded as of December 31, 2022 and 2021:

	2022	2021
Taxes	Ps. 1,823	2,066
Labor	1,385	1,472
Legal	679	612
Total (1)	Ps. 3,887	4,150
(1) In Brazil, the Company is required to guarantee tax, legal and labor contingencies with guarantee deposits. See Note 13.

25.5 Changes in the balance of provisions recorded
25.5.1 Taxes

	2022	2021	2020
Balance at beginning of the period	Ps. 2,066	Ps. 2,540	Ps. 4,696
Penalties and other charges	109	30	—
New contingencies	306	148	186
Cancellation and adjustments	(177)	(59)	(152)
Payments	(473)	(236)	(187)
Reversal of indemnifiable items (1)	—	—	(1,177)
Other Effects	—	(263)	—
Effect of foreign currency exchange rates	(8)	(94)	(826)
Balance at end of the period	Ps. 1,823	Ps. 2,066	Ps. 2,540

(1) This amount for 2020 includes Ps. 899 of certain tax contingencies that expired and are payable to the former shareholders of Spaipa (acquired in 2013).
25.5.2 Labor

	2022	2021	2020
Balance at beginning of the period	Ps. 1,472	Ps. 1,681	Ps. 2,222
Penalties and other charges	80	303	228
New contingencies	516	363	227
Cancellation and expiration	(385)	(445)	(51)
Contingencies added in business combinations	65	—	—
Payments	(301)	(358)	(561)
Effects of foreign currency exchange rates	(62)	(72)	(384)
Balance at end of the period	Ps. 1,385	Ps. 1,472	Ps. 1,681
25.5.3 Legal

	2022	2021	2020
Balance at beginning of the period	Ps. 612	Ps. 879	Ps. 1,065
Penalties and other charges	57	68	8
New contingencies	75	26	193
Cancellation and expiration	(79)	(241)	(141)
Contingencies added in business combinations	149	—	—
Payments	(110)	(97)	(111)
Effect of foreign currency exchange rates	(25)	(23)	(135)
Balance at end of the period	Ps. 679	Ps. 612	Ps. 879
While provision for these claims has already been made, the actual outcome of the disputes and the timing of the resolution cannot be estimated by the Company at this time.
25.6 Unsettled lawsuits
The Company has entered into several proceedings with its labor unions, tax authorities and other parties that primarily involve Coca-Cola FEMSA and its subsidiaries. These proceedings have arisen in the ordinary course of business and are common to the industry in which the Company operates. Such contingencies were classified by the Company as less than probable but more than remote, and the estimated amount including uncertain tax position as of December 31, 2022 of these lawsuits is Ps. 113,285, however, the Company believes that the ultimate resolution of such proceedings will not have a material effect on its consolidated financial position or result of operations.
The Company has tax disputes, most of which are related to its Brazilian operations, with loss expectations assessed by management and supported by the analysis of legal counsel considered as possible. The main possible tax contingencies of Brazilian operations amount to approximately Ps. 65,338. This refers to various tax disputes related primarily to: (i) Ps. 9,695 of credits for ICMS (VAT); (ii) Ps. 37,539 related to tax credits of IPI over raw materials acquired from Free Trade Zone Manaus; (iii) Claims of Ps. 5,214 related to compensation of federal taxes not approved by the Tax authorities; (iv) Ps. 9,601 relating to questions about the amortization of goodwill generated in acquisitions operations; (v) Ps. 2,714 relating to liability over the operations of a third party, former distributor, in the period from 2001 to 2003; and (vi) Ps. 575 related to the exclusion of ICMS (VAT) from the PIS/COFINS taxable basis. The Company is defending its position in these matters and final decision is pending in court.
After conducting a thorough analysis, during 2021 the Company decided to reverse its temporary decision to suspend tax credits on concentrate purchased from the Manaus Free Trade Zone in Brazil. As a result, the Company has recognized an extraordinary benefit of Ps. 1,083 million in the cost of goods sold equivalent to the accumulated credit suspended since 2019 and until the first quarter of 2021. This decision was supported by recent developments and opinions from external advisors.
In recent years in its Mexican and Brazilian territories, Coca-Cola FEMSA has been requested to present certain information regarding possible monopolistic practices. These requests are commonly generated in the ordinary course of business in the soft drink industry where these subsidiaries operate. The Company does not expect any material liability to arise from these contingencies.
25.7 Collateralized contingencies
As is customary in Brazil, the Company has been required by the tax authorities there to collateralize tax contingencies currently in litigation amounting to Ps. 13,728, Ps. 10,721 and Ps. 7,342 as of December 31, 2022, 2021 and 2020, respectively, by pledging fixed assets and entering into available lines of credit covering the contingencies. Also as disclosed in Note 8.2 there is some restricted cash in Brazil that relates to short term deposits in order to fulfill the collateral requirements for accounts payable.
25.8 Commitments
The Company has signed commitments for the purchase of property, plant and equipment of Ps. 2,588 and Ps. 726 as December 31, 2022 and 2021, respectively.